Assets Measured at Level Three Fair Value on Non-recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	$ 74.0
Intangible assets	$ 2.1